Risk management - Foreign currency exposures banking books (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trading income (expense) [line items]
Net banking currency exposures banking books	€ 17,683	€ 18,727
Foreign investment [member]
Trading income (expense) [line items]
Net banking currency exposures banking books	23,913	22,969
Hedges currency risk [Member]
Trading income (expense) [line items]
Net banking currency exposures banking books	(6,231)	(4,242)
US Dollar [member]
Trading income (expense) [line items]
Net banking currency exposures banking books	7,117	8,020
US Dollar [member] | Foreign investment [member]
Trading income (expense) [line items]
Net banking currency exposures banking books	7,126	8,031
US Dollar [member] | Hedges currency risk [Member]
Trading income (expense) [line items]
Net banking currency exposures banking books	(10)	(11)
Pound Sterling [member]
Trading income (expense) [line items]
Net banking currency exposures banking books	1,285	(22)
Pound Sterling [member] | Foreign investment [member]
Trading income (expense) [line items]
Net banking currency exposures banking books	1,285	(22)
Polish new zloty [member]
Trading income (expense) [line items]
Net banking currency exposures banking books	2,262	2,244
Polish new zloty [member] | Foreign investment [member]
Trading income (expense) [line items]
Net banking currency exposures banking books	2,631	2,522
Polish new zloty [member] | Hedges currency risk [Member]
Trading income (expense) [line items]
Net banking currency exposures banking books	(369)	(278)
Australia, Dollars [member]
Trading income (expense) [line items]
Net banking currency exposures banking books	1,275	1,532
Australia, Dollars [member] | Foreign investment [member]
Trading income (expense) [line items]
Net banking currency exposures banking books	3,544	3,565
Australia, Dollars [member] | Hedges currency risk [Member]
Trading income (expense) [line items]
Net banking currency exposures banking books	(2,269)	(2,033)
Turkish Lira [member]
Trading income (expense) [line items]
Net banking currency exposures banking books	1,078	1,337
Turkish Lira [member] | Foreign investment [member]
Trading income (expense) [line items]
Net banking currency exposures banking books	1,078	1,337
Chinese Yuan [member]
Trading income (expense) [line items]
Net banking currency exposures banking books	1,912	2,255
Chinese Yuan [member] | Foreign investment [member]
Trading income (expense) [line items]
Net banking currency exposures banking books	1,912	2,255
Russian Rouble [member]
Trading income (expense) [line items]
Net banking currency exposures banking books	218	455
Russian Rouble [member] | Foreign investment [member]
Trading income (expense) [line items]
Net banking currency exposures banking books	344	540
Russian Rouble [member] | Hedges currency risk [Member]
Trading income (expense) [line items]
Net banking currency exposures banking books	(126)	(85)
Other currency [member]
Trading income (expense) [line items]
Net banking currency exposures banking books	2,536	2,907
Other currency [member] | Foreign investment [member]
Trading income (expense) [line items]
Net banking currency exposures banking books	5,992	4,742
Other currency [member] | Hedges currency risk [Member]
Trading income (expense) [line items]
Net banking currency exposures banking books	€ (3,456)	€ (1,834)